Equity and Share-Based Compensation - Summary of Unit Options Activity (Parenthetical) (Detail) - New Academy Holding Company, LLC - $ / shares	Feb. 01, 2020	Feb. 02, 2019	Feb. 03, 2018	Jan. 28, 2017
Service Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of membership unit per share	$ 5.59	$ 5.91	$ 4.40	$ 6.07
Performance Unit Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of membership unit per share	$ 5.59	$ 5.91	$ 4.40	$ 6.07